Transfer of Assets (Tables)	12 Months Ended
Oct. 31, 2020
Fair Value [Member]
Statement [Line Items]
Summary of Carrying Amount and Fair Value of Transferred Assets That Did Not Qualify for Derecognition and Associated Liabilities
The following table presents the carrying amounts and fair values of transferred assets that did not qualify for derecognition and the associated liabilities:

(Canadian $ in millions)		2020		2019
	Carrying amount (1)	Fair value	Carrying amount (1)	Fair value
Assets
Trading securities (2)	345		165
Residential mortgages	8,453		6,357
Other related assets (3)	10,363		10,872
Total	19,161	19,357	17,394	17,418
Associated liabilities (4)	18,617	19,213	16,993	17,202

(1)	Carrying amount of loans is net of allowance, where applicable.
(2)
Trading securities represent collateralized mortgage obligations issued by third party sponsored vehicles, where we do not substantially transfer all the risks and rewards of ownership to third party investors.

(3)
Other related assets represent payments received on account of mortgages pledged under securitization programs that have not yet been applied against the associated liabilities. The payments received are held in permitted instruments on behalf of the investors in the securitization vehicles until principal payments are required to be made on the associated liabilities. In order to compare all assets supporting the associated liabilities, this amount is added to the carrying amount of the securitized assets in the table above.

(4)	Associated liabilities are recognized in Securitization and structured entities’ liabilities in our Consolidated Balance Sheet.
Certain comparative figures have been reclassified to conform with the current year’s presentation.